Inventories - expected timing of recognition of construction contract net asset/(liability) (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of change in construction contracts net asset (liability) [Abstract]
Expected recognition of construction contract net asset/(liability)	12 months